UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21635

Mount Yale Opportunity Fund, LLC
(Exact name of registrant as specified in charter)

8000 NORMAN CENTER DRIVE, SUITE 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

John L. Sabre
Mount Yale Asset Management, LLC
8000 NORMAN CENTER DRIVE, SUITE 630
Minneapolis, MN 55437
(Name and address of agent for service)

(952) 897-5390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1. Report to Stockholders.

Mount Yale Opportunity
Fund, LLC

Financial Statements as of and for the
Period Ended June 30, 2006 (Unaudited)

MOUNT YALE OPPORTUNITY FUND, LLC

TABLE OF CONTENTS

Page
FINANCIAL STATEMENTS AS OF AND FOR THE PERIOD ENDED
JUNE 30, 2006:

Statement of Assets and Liabilities	3-4

Portfolio Allocation	5

Schedule of Investments	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Notes to financial statements	9-12

MOUNT YALE OPPORTUNITY FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2006 (Unaudited)

ASSETS

Investments in securities, at value (cost $884,876)	$875,160
Cash and cash equivalents	154,679
Dividends and interest receivable	764
Receivable for investments sold	3,465
Receivable from Adviser for expense reimbursements	163,613
Long Options, at value (premiums received $63,287)	49,445

Total assets	$1,247,126

LIABILITIES AND MEMBERS’ CAPITAL

LIABILITIES:
Short Options, at value (premiums received $82,304)	$53,480
Payable to Adviser for expense payments on behalf of the Fund	40,666
Accrued legal expense	3,746
Accrued fund administration and accounting fees	47,488
Accrued audit expense	29,723
Accrued Board of Managers fees	22,500
Accrued insurance expense	13,867
Accrued management fee	10,824
Accrued custody expense	7,200
Accrued distribution fees	2,706
Accrued miscellaneous fees	922

Total liabilities	233,122

TOTAL	$1,014,004

3

MOUNT YALE OPPORTUNITY FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF JUNE 30, 2006 (Unaudited)

COMPONENTS OF MEMBERS’ CAPITAL—Net assets:
Represented by:
Capital transactions—net	$1,007,026
Accumulated net investment loss	(6,562)
Accumulated realized gain on investments	8,274
Accumulated net unrealized appreciation (depreciation) on:
Investments	(9,716)
Options	14,982

MEMBERS’ CAPITAL—Net assets	$1,014,004

MEMBERS’ CAPITAL—Net assets per unit (Members’ capital—net assets
divided by 999.60 units of beneficial interests)	$1,014.41

See notes to financial statements.

4

MOUNT YALE OPPORTUNITY FUND, LLC

PORTFOLIO ALLOCATION
AS OF JUNE 30, 2006 (Unaudited)

5

MOUNT YALE OPPORTUNITY FUND, LLC

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2006 (Unaudited)

COMMON STOCK—United States:	Shares, Options or Principal Amount	Value	Percent of Net Assets
EQUITY INDEX—
SPDR Trust Series 1	3,750	$477,113	47.05%

Total common stocks (cost $489,994)	3,750	$477,113	47.05%

U.S. TREASURY OBLIGATION:
U.S. Treasury Note	400,000	$398,047	39.26%

Total U.S. Treasury Obligations (cost $394,882)	400,000	$398,047	39.26%

TOTAL INVESTMENTS IN SECURITIES (cost $884,876)	403,750	$875,160	86.31%

OPTIONS:
Diamonds Trust:
Long	131	$2,685	0.26%
Short	(131)	(5,435)	(0.54)
Ishares Russell 2000:
Long	242	31,100	3.07
Short	(242)	(27,600)	(2.72)
S&P 100 Index:
Long	7	7,210	0.71
Short	(7)	(3,290)	(0.32)
NASDAQ-100 Index Tracking Stock:
Long	72	1,480	0.14
Short	(44)	(2,165)	(0.21)
SPDR Trust Series 1:
Long	102	6,970	0.69
Short	(146)	(14,990)	(1.48)

Total options	(16)	$(4,035)	(0.40)%

See notes to financial statements.

6

MOUNT YALE OPPORTUNITY FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$4,921
Dividends	1,554

Total investment income	6,475

OPERATING EXPENSES AND FEES:
Professional fees	36,182
Fund administration and accounting fees	30,830
Board of management fees	7,500
Insurance	5,087
Custody fees	3,200
Distribution fees	1,990
Investor advisory fees	7,959

Total operating expenses and fees	92,748

LESS CONTRACTUAL EXPENSE WAIVER	(80,952)
DIVIDENDS ON SHORT POSITIONS	607

Net operating expenses and fees	12,403

NET INVESTMENT LOSS	(5,928)

NET UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on investments	7,426
Net change in unrealized appreciation on investments	4,114

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,612

See notes to financial statements.

MOUNT YALE OPPORTUNITY FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2005
	(Unaudited)
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS:
Net realized gain on investments	$7,426	$848
Net change in unrealized appreciation on investments	4,114	1,152
Net investment loss	(5,928)	(2,006)

Net increase (decrease) in net assets resulting from operations	5,612	(6)
CAPITAL CONTRIBUTIONS	554,026	353,000

INCREASE IN NET ASSETS	559,638	352,994
NET ASSETS—Beginning of period	454,366	101,372

NET ASSETS—End of period	$1,014,004	$454,366

See notes to financial statements.

MOUNT YALE OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)

1. ORGANIZATION

Mount Yale Opportunity Fund, LLC (the “Fund”) is a Delaware limited liability company formed on May 26, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a nondiversified, closed-end, management investment company. Operations of the fund commenced on August 1, 2005.

Mount Yale Asset Management, LLC (the “Adviser”) serves as the investment adviser of the Fund. The Adviser was formed in 1999 and is registered as an investment adviser with the Securities and Exchange Commission (“SEC”), is registered as a commodity pool operator and a commodity trading adviser with the Commodity Futures Trading Commission, and is a member of the National Futures Association. The Adviser is an affiliate of Mount Yale Portfolio Advisors, LLC (“MYPA”), an investment advisory firm in Minneapolis, Minnesota, that is registered as an investment adviser with the SEC and advises high-net worth and institutional clients. The managers of the Adviser are significant shareholders and full-time employees of MYPA. The Adviser is also an affiliate of Mount Yale Securities, LLC, an NASD member broker-dealer (“Securities”); Mount Yale International, Ltd., a Cayman Islands exempted company (“International”); and Mount Yale Capital Group, LLC (“MYCG”), a Delaware limited liability company.

Investors who purchase limited liability company interests (“Units”) in the Fund and other persons who acquire Units and are admitted to the Fund by its Board of Managers (the “Board of Managers”), will become members of the Fund (“Members”). The Fund may accept both initial and additional applications by investors to purchase Units at such times as the Fund may determine, subject to the receipt of cleared funds two business days prior to the acceptance date set by the Fund. Initial and subsequent purchases are generally accepted monthly. The Fund reserves the right to reject in its complete and absolute discretion any application for Units in the Fund. The Fund also reserves the right to suspend purchases of Units at any time. The minimum initial investment in the Fund is $50,000 and the minimum additional investment in the Fund is $50,000.

The Fund from time to time will offer to repurchase outstanding Units or portions thereof from Members pursuant to written tenders by Members at such times and on such terms and conditions as may be determined by the Board of Managers in its sole discretion. In determining whether the Fund should offer to repurchase Units or portions thereof from Members, the Board of Managers will consider the recommendations of the Adviser. The Adviser expects that it will recommend to the Board of Managers that the Fund offer to repurchase Units from Members four times each year on the last day of each calendar quarter. There were no offers to repurchase Units from Members during the six months ended June 30, 2006.

As of June 30, 2006, 35% of the Units outstanding are owned by The Dalton Trust. John L. Sabre, a significant interest holder and member of the Board of Managers of MYPA and MYCG, is the sole beneficiary of The Dalton Trust. Accordingly, John L. Sabre may be deemed to “control” the Fund as that term is defined in the 1940 Act, because Units held by The Dalton Trust constitute more than 25% of the outstanding Units.

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The Fund is a specialized investment vehicle that may be referred to as a “registered private investment fund.” It is similar to an unregistered private investment fund in that Units in the Fund are sold in relatively large minimum denominations in a private placement solely to high-net worth individuals and institutional investors and are subject to substantial restrictions on transfer. Unlike a private investment fund (but like other registered investment companies), the Fund has registered under the Securities Act of 1933 (the “1933 Act”) to be able to offer Units without limiting the number of investors that can participate in its investment program.

The Fund’s investment objective is to generate capital appreciation while managing the risk of loss and downside volatility. The Fund intends to pursue this objective by investing its assets primarily in private investment limited partnerships, joint ventures, investment companies, and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of alternative asset managers (“Portfolio Managers”) that utilize a broad range of alternative investment strategies.

The instruments the various Portfolio Managers may invest in include, without limitation, leveraged and non-leveraged investing in long and short positions in U.S. and foreign equities and equity-related instruments; fixed income and other debt-related instruments; cash and cash equivalents; options; warrants; futures and other commodities; currencies; over-the-counter derivative instruments (such as swaps); securities that lack active public markets; repurchase and reverse repurchase agreements; preferred stocks, convertible bonds and other financial instruments; private investment limited partnerships, joint ventures, investment companies, and other similar investment vehicles; and real estate related securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation—The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents—The Fund considers money market accounts to be cash and cash equivalents. Other short-term investments with an original maturity of three months or less are also considered to be cash and cash equivalents.

Investments—Investments in securities and securities sold, not yet purchased, are generally valued at the last reported sales price on the day of valuation. If there is no trading on the day of valuation, investments in securities and securities sold, not yet purchased, will be valued based on the average of the bid and ask price at that date.

Purchases and sales of securities, and the related income and expenses, are recorded on a trade-date basis. Dividend income and dividends on securities sold, not yet purchased, are recorded on the ex- dividend date. Interest income and expense is recognized on an accrual basis. Realized gains and losses are recognized based on the specific identification method.

The industry classification included in the schedules of investments represents the Fund’s belief as to the most meaningful presentation of the classification of the Fund’s investments.

Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statement of assets and liabilities.

Options—The Fund may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by the Fund of options on stock indexes will be subject to its Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment.

Income Taxes—No provision for the payment of federal, state, or local income taxes has been provided. Each member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

3. INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, the Fund made purchases of $1,147,948 and sales of $1,171,772 of investments.

At June 30, 2006, the cost of investments for federal income taxes was substantially the same as the cost for financial reporting purposes.

4. MANAGEMENT FEE AND OTHER FEES

Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the Fund’s investment program and providing day-to-day management services to the Fund. The Adviser is authorized, subject to the approval of the Fund’s Board of Managers, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Adviser to the Fund or to assist in providing these services. In consideration of these investment advisory services, the Fund pays the Adviser a quarterly fee of 0.50% (2.00% on an annualized basis) of the Fund’s net assets (the “Advisory Fee”). The Advisory Fee is computed based on the net assets of the Fund determined as of the start of business on the first business day of each quarter, after adjustment for any subscriptions effective on that date, and is payable in advance within five business days after the beginning of the quarter.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. For the six months ended June 30, 2006, total expenses of $34,030 related to such services were performed by U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as custodian for the Fund.

Pursuant to a Distribution Agreement with the Fund, Securities serves as the placement agent for all Units in the Fund. As placement agent, Securities receives a sales load of up to 3.0% of the purchase price of the Units (the “Sales Load”). In addition, Securities receives 0.5% annually (0.125% quarterly) of the value of the net asset value of the Units (the “Annual Fee” and, together with the Sales Load, the “Distribution Fees”). Securities pays up to all of the Distribution Fees to approved parties that sell the Units for Securities.
Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent necessary to ensure that the Fund’s annualized expenses will not exceed 3.0% of the average net asset value of Units.

5. ALLOCATION OF PROFIT AND LOSS

The net profits or net losses of the Fund are credited to or debited against the capital accounts of the Members at the end of each period in accordance with their respective investment percentages for the period. Each Member’s investment percentage is determined by dividing as of the start of each period the balance of the Member’s capital account by the sum of the balances of the capital accounts of all Members of the Fund.

6. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the six months ended June 30, 2006:

Members’ Capital —net asset value, beginning of period	$1,020.47
Net investment loss	(8.40	)(3)
Realized and unrealized gain on investments	2.34

Total from operations	(6.06)

Members’ Capital—net asset value, end of period	$1,014.41
Members’ Capital—net assets, end of period	$1,014,004

Ratio of net investment loss to average net assets	(1.51	%)(1)
Ratio of expenses to average net assets (Includes contractual expense waiver)	3.00	%(1)
Ratio of expenses to average net assets (Excludes contractual expense waiver)	23.59	%(1)
Total return	0.83	%(1)
Portfolio turnover	383.23	%(2)

(1)	Annualized
(2)	Not Annualized
(3)	Net investment loss per unit represents net investment loss divided by the average units outstanding throughout the period.

7. SUBSEQUENT EVENT

The Board of Managers of the Fund has approved, at a meeting held on August 9, 2006, the liquidation of the Fund on September 30, 2006 or as soon thereafter as is practicable.
******

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mount Yale Opportunity Fund, LLC

By (Signature and Title) /s/James L. Sabre
James L. Sabre, President

Date 9/7/2006

By (Signature and Title) /s/Michael J. Sabre
Michael J. Sabre, Treasurer

Date 9/7/2006